FAIR VALUE MEASUREMENTS (Details) - Recurring - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Assets
Trading securities	$ 26.3	$ 22.7
Derivative assets	3.6	3.9
Bank drafts	23.0	18.4
Liabilities
Derivative liabilities	8.7	6.2
Contingent consideration liabilities	1.6	45.0
Cash and cash equivalents
Assets
Trading securities	0.2	0.4
Other current assets
Assets
Trading securities	26.1	22.3
Quoted Prices in Active Markets (Level 1)
Assets
Trading securities	21.5	17.7
Derivative assets	0.1
Bank drafts	23.0	18.4
Liabilities
Derivative liabilities		0.1
Significant Other Observable Inputs (Level 2)
Assets
Trading securities	4.8	5.0
Derivative assets	3.5	3.9
Liabilities
Derivative liabilities	8.7	6.1
Significant Other Unobservable Inputs (Level 3)
Liabilities
Contingent consideration liabilities	$ 1.6	45.0
Significant Other Unobservable Inputs (Level 3) | Other current liabilities
Liabilities
Contingent consideration liabilities		18.0
Significant Other Unobservable Inputs (Level 3) | Long-term retirement benefits and other liabilities
Liabilities
Contingent consideration liabilities		$ 27.0